SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY - Schedule Of Summarized Financial Information And Non-Guarantor Subsidiaries (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Revenues	$ 13,276	$ 9,444	$ 25,907	$ 15,445
Net income attributable to shareholders	680	225	1,537	188
Total assets	199,168		199,168		$ 192,720
Total liabilities	119,998		119,998		112,848
Elimination of intersegment amounts
Disclosure of subsidiaries [line items]
Revenues	(1,156)	(985)	(2,259)	(2,090)
Net income attributable to shareholders	(500)	(445)	(981)	(1,047)
Total assets	(81,648)		(81,648)		(73,453)
Total liabilities	(33,421)		(33,421)		(30,039)
The Corporation
Disclosure of subsidiaries [line items]
Revenues	181	33	395	64
Net income attributable to shareholders	680	225	1,537	188
Total assets	57,641		57,641		53,688
Total liabilities	29,068		29,068		25,444
BFI
Disclosure of subsidiaries [line items]
Revenues	9	6	22	11
Net income attributable to shareholders	(13)	0	(21)	0
Total assets	3,578		3,578		1,060
Total liabilities	2,099		2,099		1,042
BFL
Disclosure of subsidiaries [line items]
Revenues	13	13	26	16
Net income attributable to shareholders	(1)	0	(1)	0
Total assets	757		757		757
Total liabilities	756		756		756
BIC
Disclosure of subsidiaries [line items]
Revenues	29	4	58	5
Net income attributable to shareholders	30	2	39	15
Total assets	3,849		3,849		3,761
Total liabilities	2,448		2,448		2,309
Subsidiaries of the Corporation other than BFI, BFL and BIC
Disclosure of subsidiaries [line items]
Revenues	14,200	10,373	27,665	17,439
Net income attributable to shareholders	484	$ 443	964	$ 1,032
Total assets	214,991		214,991		206,907
Total liabilities	$ 119,048		$ 119,048		$ 113,336